Loans (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 20	$ 64
Collectively evaluated for impairment	6,600	6,252
Total ending allowance balance	6,620	6,316	$ 5,729
Individually evaluated for impairment	5,750	6,252
Collectively evaluated for impairment	297,934	257,149
Subtotal	303,684	263,401
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	5	29
Collectively evaluated for impairment	1,375	1,317
Total ending allowance balance	1,380	1,346	1,759
Individually evaluated for impairment	422	630
Collectively evaluated for impairment	43,322	45,902
Subtotal	43,744	46,532
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	1
Collectively evaluated for impairment	690	634
Total ending allowance balance	691	634	120
Individually evaluated for impairment	289	296
Collectively evaluated for impairment	81,696	51,149
Subtotal	81,985	51,445
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		1
Collectively evaluated for impairment	705	817
Total ending allowance balance	705	818	1,262
Individually evaluated for impairment	1,590	1,631
Collectively evaluated for impairment	27,360	27,159
Subtotal	28,950	28,790
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	14	34
Collectively evaluated for impairment	2,696	2,507
Total ending allowance balance	2,710	2,541	2,325
Individually evaluated for impairment	3,449	3,695
Collectively evaluated for impairment	93,039	87,424
Subtotal	96,488	91,119
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	561	442
Total ending allowance balance	561	442	119
Collectively evaluated for impairment	24,662	23,641
Subtotal	24,662	23,641
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	474	441
Total ending allowance balance	474	441	139
Collectively evaluated for impairment	21,837	16,898
Subtotal	21,837	16,898
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	99	94
Total ending allowance balance	99	94	$ 5
Collectively evaluated for impairment	6,018	4,976
Subtotal	$ 6,018	$ 4,976